13003693

NASDAQ
THE NASDAQ OMX GROUP

DEC 12 2013

Washington, DC 20549

001-36245

Frank Hatheway
Senior Vice President

By Electronic Mail

December 12, 2013

CERT NAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 12, 2013 The Nasdaq Stock Market (the "Exchange") received from RiceBran Technologies (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, no par value per share
Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Frank M Hatheway